DISPOSAL OF ASSETS (Details) $ in Millions				3 Months Ended		6 Months Ended
	Jun. 29, 2026 USD ($) MW	May 29, 2026 USD ($) MW	Jan. 09, 2026 USD ($) MW	Jun. 30, 2026 USD ($) MW	Mar. 31, 2026 USD ($) MW	Jun. 30, 2026 USD ($) MW	Dec. 31, 2025 USD ($)
Disclosure of detailed information about investment property [line items]
Equity-accounted investments				$ 999		$ 999	$ 1,014
Assets and liabilities classified as held for sale
Disclosure of detailed information about investment property [line items]
Equity-accounted investments				31		$ 31	$ 0
403 MW U.S. Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds	$ 127		$ 111	$ 249
Proportion of ownership interest in associate						25.00%
403 MW U.S. Hydroelectric Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Portion of ownership interest	25.00%		25.00%	50.00%	25.00%
Hydroelectric power capacity | MW	403		403	403		403
Proceeds	$ 261		$ 230	$ 522
132 MW U.S. Renewable Portfolio
Disclosure of detailed information about investment property [line items]
Portion of ownership interest		67.00%
Proceeds		$ 40			$ 57
Disposal group, including discontinued operations, assets		321
Disposition of liabilities		$ 218
132 MW U.S. Renewable Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Portion of ownership interest		67.00%
Proceeds		$ 61			$ 89
Wind and solar power capacity | MW		132			132